Inventories	12 Months Ended
Dec. 31, 2024
Inventories [Abstract]
Inventories
17)    Inventories

	December 31, 2024	December 31, 2023
	€m	€m
Raw materials and consumables	106.7	125.6
Work in progress	63.7	67.0
Finished goods and goods for resale	271.1	253.8
Total inventories	441.5	446.4
As at December 31, 2024, the carrying value of inventory includes a hedge accounting basis adjustment which reduces the value of inventory by €0.3 million (year ended December 31, 2023: reduction of €0.4 million). This has been applied to the three inventory categories above.
During the year ended December 31, 2024, €10.4 million (year ended December 31, 2023: €13.6 million, year ended December 31, 2022: €11.5 million) was charged to the Consolidated Statement of Profit or Loss for the write down of inventories